INDEPENDENT BANK CORPORATION (PARENT COMPANY ONLY) FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2019
INDEPENDENT BANK CORPORATION (PARENT COMPANY ONLY) FINANCIAL INFORMATION [Abstract]
INDEPENDENT BANK CORPORATION (PARENT COMPANY ONLY) FINANCIAL INFORMATION
NOTE 24 – INDEPENDENT BANK CORPORATION (PARENT COMPANY ONLY) FINANCIAL INFORMATION

Presented below are condensed financial statements for our parent company.

CONDENSED STATEMENTS OF FINANCIAL CONDITION
	December 31,
	2019	2018
	(In thousands)
ASSETS
Cash and due from banks	$10,505	$7,624
Interest bearing deposits - time	10,000	25,000
Investment in subsidiaries	369,861	343,872
Accrued income and other assets	463	2,857
Total Assets	$390,829	$379,353

LIABILITIES AND SHAREHOLDERS’ EQUITY
Subordinated debentures	$39,456	$39,388
Accrued expenses and other liabilities	575	530
Shareholders’ equity	350,798	339,435
Total Liabilities and Shareholders’ Equity	$390,829	$379,353

CONDENSED STATEMENTS OF OPERATIONS
	Year Ended December 31,
	2019	2018	2017
	(In thousands)
OPERATING INCOME
Dividends from subsidiary	$29,000	$33,500	$16,000
Interest income	230	160	29
Other income	61	56	41
Total Operating Income	29,291	33,716	16,070

OPERATING EXPENSES
Interest expense	2,104	1,924	1,347
Administrative and other expenses	655	748	714
Total Operating Expenses	2,759	2,672	2,061
Income Before Income Tax and Equity in Undistributed Net Income of Subsidiaries	26,532	31,044	14,009
Income tax expense (benefit)	(423)	(515)	1,587
Income Before Equity in Undistributed Net Income of Subsidiaries	26,955	31,559	12,422
Equity in undistributed net income of subsidiaries	19,480	8,280	8,053
Net Income	$46,435	$39,839	$20,475

CONDENSED STATEMENTS OF CASH FLOWS
	Year Ended December 31,
	2019	2018	2017
	(In thousands)
Net Income	$46,435	$39,839	$20,475
ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH FROM OPERATING ACTIVITIES
Deferred income tax expense	1,503	6,620	2,146
Share based compensation	65	53	45
Accretion of discount on subordinated debentures	68	51	-
(Increase) decrease in accrued income and other assets	891	(1,307)	(32)
Increase in accrued expenses and other liabilities	45	21	121
Equity in undistributed net income of subsidiaries	(19,480)	(8,280)	(8,053)
Total Adjustments	(16,908)	(2,842)	(5,773)
Net Cash From Operating Activities	29,527	36,997	14,702

CASH FLOW FROM (USED IN) INVESTING ACTIVITIES
Purchases of interest bearing deposits - time	(20,000)	(30,000)	(10,000)
Maturity of interest bearing deposits - time	35,000	10,000	10,000
Acquisition of business, less cash received	-	431	-
Net Cash From (Used In) Investing Activities	15,000	(19,569)	-

CASH FLOW USED IN FINANCING ACTIVITIES
Dividends paid	(16,554)	(14,055)	(8,960)
Proceeds from issuance of common stock	2,074	1,945	1,776
Share based compensation withholding obligation	(882)	(1,467)	(579)
Repurchase of common stock	(26,284)	(12,681)	-
Net Cash Used in Financing Activities	(41,646)	(26,258)	(7,763)
Net Increase (Decrease) in Cash and Cash Equivalents	2,881	(8,830)	6,939
Cash and Cash Equivalents at Beginning of Year	7,624	16,454	9,515
Cash and Cash Equivalents at End of Year	$10,505	$7,624	$16,454